EQUITY - Narrative (Details) € / shares in Units, € in Thousands				12 Months Ended
	Apr. 16, 2025 € / shares	Apr. 17, 2024 € / shares	Apr. 14, 2023 € / shares	Dec. 31, 2025 EUR (€) vote € / shares	Dec. 31, 2024 EUR (€) € / shares	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Disclosure of reserves within equity [line items]
Equity				€ 3,914,742	€ 3,543,238	€ 3,070,622	€ 2,602,487
Nominal value of shares (in Euros per share) | € / shares				€ 0.01	€ 0.01
Number of votes held for each common share under loyalty voting structure | vote				2
Required holding period of special voting shares in order to participate in program				3 years
Number of votes that can be exercised for each voting share | vote				1
Share premium reserve				€ 5,768,544	€ 5,768,544
Legal reserve				83	110
Reserve of share-based payments				41,791	45,793
Cash distribution paid (in Euro per share) | € / shares	€ 2.986	€ 2.443	€ 1.810
Cash distribution of reserves				532,158	439,918	328,631
Dividends paid to equity holders of parent, classified as financing activities				529,707	439,918	328,631
Share capital
Disclosure of reserves within equity [line items]
Equity				2,573	2,573	€ 2,573	€ 2,573
Treasury shares
Disclosure of reserves within equity [line items]
Treasury reserve				€ 3,071,083	€ 2,285,756